As filed with the Securities and Exchange Commission on August 25, 2006
                                            1933 Act Registration No. 333-36304
                                            1940 Act Registration No. 811-08517
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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 19 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 93 /X/

                    Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

           Lincoln ChoicePlus Bonus, Lincoln ChoicePlus II Bonus, and Lincoln ChoicePlus Assurance (Bonus)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on September 15, 2006, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on _________________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-4 is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 18 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in the Registrant's Registration Statement as follows:
Part A is incorporated by reference to Post-Effective Amendment No. 17 filed on April 20, 2006; Part B is incorporated by reference to Post-Effective Amendment No. 17 filed on April 20, 2006; Part C is incorporated by reference to Post-Effective Amendment No. 18 filed on June 7, 2006.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933 and has caused this Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 25th day of August, 2006.

                                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                                    (Registrant)
                                    ChoicePlus Bonus, ChoicePlus II Bonus,
                                    ChoicePlus Assurance (Bonus)

                                    By: /s/ Robert L. Grubka
                                            Second Vice President, The Lincoln
                                            National Life Insurance Company
                                            (Title)

                                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                        (Depositor)

                                    By:  /s/ Heather Dzielak
                                            Heather Dzielak
                                            (Signature-Officer of Depositor)
                                            Vice President, The Lincoln
                                            National Life Insurance Company
                                            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on August 25, 2006.

  Signature                                             Title

  *___________________________________                  President and Director
  Dennis Glass                                          (Principal Executive Officer)

  *___________________________________                  Chief Financial Officer and Director
  Frederick J. Crawford                                  (Principal Financial Officer)

  *___________________________________                  Senior Vice President and Director
  Mark E. Konen

  *___________________________________                  Senior Vice President and Director
  Westley V. Thompson

  *___________________________________                  Director
  Barbara S. Kowalczyk

  *__________________________________                   Senior Vice President and Director
  See Yeng Quek

  * By  /s/Heather Dzielak,  Pursuant to a Power of Attorney
       -----------------------
         Heather Dzielak